Long Term Payable (Tables)	6 Months Ended
Dec. 31, 2025
Long Term Payable [Abstract]
Schedule of Long-Term Accounts Payable-Current, Net
As of December 31, 2025
Long-term accounts payable-current	$7,028
Unrecognized financing expense	(498)
Long-term accounts payable-current, net	$6,530

As of June 30, 2025
Long-term accounts payable-non-current	$27,601
Unrecognized financing expense	(1,105)
Long-term accounts payable-non-current, net	$26,496

Schedule of Weighted-Average Remaining Loan Term

The weighted-average remaining loan term and the required rate of return required by the lender is as follows:

December 31, 2025
Weighted-average remaining lease term	2 month

The required rate of return required by the lender	6.99%